Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands				3 Months Ended	9 Months Ended
	Sep. 27, 2017 USD ($) Installment $ / shares	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) Payment Installment $ / shares	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) Amendment	Sep. 30, 2016 USD ($)
Applicable Limit [Abstract]
Beginning balance					$ 210,130
Additions					9,000	$ 9,400
Ending balance				$ 210,130	201,254
Accumulated Deficit [Abstract]
Amortization (Note 11)					1,330	688
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF					10,389	9,400
Jelco [Member] | Convertible Promissory Notes [Member]
Applicable Limit [Abstract]
Beginning balance				4,000	4,000	4,000
Additions					13,750
Ending balance				4,000	17,750	4,000
Debt Discount [Abstract]
Beginning balance				(4,000)	(4,000)	(4,000)
Additions					(10,389)
Ending balance				(4,000)	(14,389)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance				325	425	103
Amortization (Note 11)				100	376	222
Ending balance				425	801	325
Debt [Abstract]
Beginning balance				325	425	103
Addition					3,361
Amortization (Note 11)				100	376	222
Ending balance				425	4,162	325
Additional Paid-in Capital [Abstract]
Beginning balance				3,800	3,800	3,800
Intrinsic value of BCF					10,389
Ending balance				3,800	$ 14,189	3,800
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount			$ 4,000
Number of consecutive payment installments | Installment			4
Balloon payment			$ 3,200
Maturity date					Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares			$ 0.90
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate					3 months
Margin on variable rate			5.00%
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | First Installment After Delivery Date [Member]
Convertible Promissory Notes [Abstract]
Period of time to make periodic payment after delivery date of M/V Leadership					6 months
Jelco [Member] | March 12, 2015 Convertible Promissory Note [Member] | Next Three Installments After Delivery Date [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments | Payment			3
Period of time to make periodic payment after delivery date of M/V Leadership					4 years
Frequency of periodic payment					Semi-annual
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Face amount	$ 13,750
Number of consecutive payment installments | Installment	2
Frequency of periodic payment					Annual
Balloon payment	$ 11,000
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Installment payment	$ 1,375
Balance of promissory note used to make mandatory prepayment	$ 4,750
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate					3 months
Margin on variable rate	5.00%
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | First Installment After Drawdown Date [Member]
Convertible Promissory Notes [Abstract]
Period of time repayment of loan is due after drawdown date					24 months
Jelco [Member] | September 27, 2017 Convertible Promissory Note [Member] | Balloon Installment After Drawdown Date [Member]
Convertible Promissory Notes [Abstract]
Period of time repayment of loan is due after drawdown date					4 years
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Maturity date					Sep. 30, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares		$ 0.90
Applicable Limit [Abstract]
Beginning balance				21,165	$ 21,165	11,765
Additions						9,400
Ending balance				21,165	21,165	21,165
Debt Discount [Abstract]
Beginning balance				(21,165)	(21,165)	(11,765)
Additions						(9,400)
Ending balance				(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance				497	872	31
Amortization (Note 11)				375	954	466
Ending balance				872	1,826	497
Debt [Abstract]
Beginning balance				497	872	31
Amortization (Note 11)				375	954	466
Ending balance				872	1,826	497
Additional Paid-in Capital [Abstract]
Beginning balance				21,165	21,165	11,765
Intrinsic value of BCF						9,400
Ending balance				$ 21,165	21,165	$ 21,165
Applicable Limit		$ 6,765			$ 21,165
Number of amendments | Amendment					9
Decrease in Applicable Limit					$ (3,300)
Number of years after first drawdown date Applicable Limit is reduced					4 years
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate					3 months
Margin on variable rate		5.00%